UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007
                                               --------------

Check here if Amendment [  ];                             Amendment Number:
                                                                            ----
    This Amendment (Check only one):
         [   ] is a restatement.
         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spencer Capital Management, LLC
Address:   1995 Broadway
           Suite 1801
           New York, NY 10023

Form 13F File Number: 28-12316

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Kenneth H. Shubin Stein
Title:     Managing Member, Spencer Capital Management, LLC
Phone:     (212) 586-4190

Signature, Place, and Date of Signing:


/s/ Kenneth H. Shubin Stein        New York, New York            May 15, 2007
---------------------------        ---------------------         ---------------
[Signature]                        [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 19

Form 13F Information Table Value Total: $ 231,115 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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                                                FORM 13F INFORMATION TABLE

------------------------- -------- ----------- --------- ---------------------------- ------------- ---------- ---------------------
        Column 1          Column 2   Column 3  Column 4           Column 5              Column 6    Column 7           Column 8
------------------------- -------- ----------- --------- ---------------------------- ------------- ---------- ---------------------
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ------------------------
     Name of Issuer       Title of    CUSIP     Value    Shrs /    SH /    Put/     Investment     Other        Voting Authority
                            Class              (x$1000)  Prn Amt   PRN     Call     Discretion    Managers
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
                                                                                                            Sole    Shared      None
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
AMERICAN EXPRESS CO. CMN  COM      025816109   21,072        7,459   SH     CALL     DEFINED       N/A                7,459
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
                          COM      05969A105   19,610      754,231   SH              DEFINED       N/A              754,231
THE BANCORP INC CMN
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
BANKRATE INC. CMN         COM      06646V108      721        2,030   SH     PUT      DEFINED       N/A                2,030
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
BERKSHIRE HATHAWAY INC
CL-A (DEL) CLASS A        CL A     084670108    4,578           42   SH              DEFINED       N/A                   42
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
CELEBRATE EXPRESS, INC.
CMN                       COM      15100A104   10,674    1,200,697   SH              DEFINED       N/A            1,200,697
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
CERIDIAN CORP NEW CMN     COM      156779100   21,775      625,000   SH              DEFINED       N/A              625,000
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
CROSSTEX ENERGY, INC.
CMN                       COM      22765Y104   23,283      809,849   SH              DEFINED       N/A              809,849
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
ISHARES RUSSELL 2000      RUSSELL
INDEX FUND                2000     464287655    5,825        7,690   SH     PUT      DEFINED       N/A                7,690
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
MGIC INVESTMENT CORP.
WIS                       COM      552848103      830          860   SH     PUT      DEFINED       N/A                  860
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
PMI GROUP, INC. CMN       COM      69344M101      620          925   SH     PUT      DEFINED       N/A                  925
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
RADIAN GROUP INC. CMN     COM      750236101      744          870   SH     PUT      DEFINED       N/A                  870
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
RESOURCE AMERICA INC
CL-A CMN CLASS A          CL A     761195205   35,312    1,494,391   SH              DEFINED       N/A             1,494,391
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
SEARS HOLDINGS
CORPORATION CMN           COM      812350106   17,089       94,855   SH              DEFINED       N/A                94,855
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
TYCO INTERNATIONAL LTD.
CMN                       COM      902124106    4,493      142,400   SH              DEFINED       N/A              142,400
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----

TYCO INTERNATIONAL LTD.   COM      902124106    2,772        7,294   SH     CALL     DEFINED       N/A                7,294
CMN
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
TYCO INTERNATIONAL LTD.   COM      902124106   25,250       20,782   SH     CALL     DEFINED       N/A               20,782
CMN
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
WAL MART STORES INC.      COM      931142103      169         156    SH     CALL     DEFINED       N/A                  156
CMN
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
TEEKAY SHIPPING
CORPORATION CMN           COM      Y8564W103   32,276      596,491   SH              DEFINED       N/A              596,491
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----
TEEKAY SHIPPING           COM      Y8564W103    4,022        1,574   SH     CALL     DEFINED       N/A                1,574
CORPORATION CMN
------------------------- -------- ----------- --------- --------- ------ -------- ------------- ---------- ----- ------------ -----


REPORT SUMMARY       19 DATA RECORDS        $231,115            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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